Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	As of December 31,
	2017	2018
	RMB	RMB
Accrued payroll and welfare	30,207	83,925
Product warranty	8,431	55,599
Deferred revenue	17,876	41,863
Accrued expenses	3,943	6,107
Other tax payable	6,569	4,727
Accrued professional fee	13,268	3,945
Other current liabilities	13,504	17,809
Total	93,798	213,975

Summary of Product Warranty Activities

Product warranty activities were as follows:

Product Warranty
RMB
Balance as of January 1, 2016	4,275
Provided during the year	14,153
Utilized during the year	(13,558)
Balance at December 31, 2016	4,870
Provided during the year	23,093
Utilized during the year	(19,532)
Balance at December 31, 2017	8,431
Provided during the year	68,866
Utilized during the year	(21,698)
Balance at December 31, 2018	55,599